Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 07, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2014